Provision for credit losses	12 Months Ended
Dec. 31, 2018
Provision for credit losses
9 Provision for credit losses
in	2018	2017	2016
Provision for credit losses (CHF million)
Provision for loan losses	201	190	249
Provision for lending-related and other exposures	44	20	3
Provision for credit losses	245	210	252

Bank
Provision for credit losses
9 Provision for credit losses
in	2018	2017	2016
Provision for credit losses (CHF million)
Provision for loan losses	201	190	249
Provision for lending-related and other exposures	44	20	3
Provision for credit losses	245	210	252